Commitments	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments	Commitments
The following table summarizes the Company’s commitments to pay for gold and silver to which it has the contractual right pursuant to the associated agreements:

	Attributable Payable Production to be Purchased		Per Ounce Cash Payment		Term of Agreement	Date of Contract
Stream interests	Gold	Silver	Gold	Silver
Blyvoor Gold Stream	10%	—	Lesser of spot price or $572	—	Expires at 10,320,000 oz. delivered	Aug. 2018
Woodlawn Silver Stream	—	80%	—	20% of spot price	10 years after mining activity ceases	Jun. 2017 and Oct. 2019
Mercedes and South Arturo Silver Stream	—	100%	—	20% of spot price	40 years from Jan. 31, 2019	Jan. 2019 and Mar. 2020
Bonikro Gold Stream	6%	—	Lesser of spot price or $400	—	Life of mine	Oct. 2019
Refer to Note 10 for specific delivery terms of each stream agreement.